FBR National Bank & Trust
4922 Fairmont Avenue
Bethesda, MD 20814
(301) 657-1500

March 6, 2003

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: File Room

Re:   The FBR Family of Funds
        1933 Act File No. 333-05675
        1940 Act File No. 811-07665

Dear Madam or Sir:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the forms of Prospectuses for all Funds and the Statement of Additional Information solely relating to the IPAA Energy Index Fund that would have been filed under Rule 497(c) with respect to the above-referenced Trust does not differ from the ones filed in Post-Effective Amendment No. 18 that was filed electronically on February 28, 2003.

Please do not hesitate to contact the undersigned at (301) 657-7629 if you have any questions regarding this filing.

Very truly yours,

FBR FAMILY OF FUNDS

By: /s/ Susan L. Silva Susan L. Silva Vice President and Controller